Consolidated statement of changes in shareholders' equity - EUR (€) shares in Thousands, € in Millions	Share capital	Share issue premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested non-restricted equity	Retained earnings	Equity holders of the parent	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2016	€ 246	€ 439	€ (881)	€ 483	€ 488	€ 15,731	€ 3,588	€ 20,094	€ 881	€ 20,975
Balance as of beginning of the year (in shares) at Dec. 31, 2016	5,720,503
Remeasurements of defined benefit pension plans, net of tax					662			662		662
Translation differences				(1,768)				(1,768)	(50)	(1,818)
Net investment hedges, net of tax				352				352		352
Cash flow hedges, net of tax					28			28		28
Available-for-sale investments, net of tax					(86)			(86)		(86)
Other increase (decrease), net					2			2		2
Profit/(loss) for the year							(1,494)	(1,494)	36	(1,458)
Total comprehensive income/(loss) for the year				(1,416)	606		(1,494)	(2,304)	(14)	(2,318)
Share-based payments		92						92		92
Excess tax benefit on share-based payments		(7)						(7)		(7)
Settlement of performance and restricted shares		(79)	170			(116)		(25)		(25)
Settlement of performance and restricted shares (in shares)	12,199
Acquisition of treasury shares			(769)					(769)		(769)
Acquisition of treasury shares (in shares)	(153,601)
Stock options exercised						1		1		1
Stock options exercised (in shares)	416
Dividends							(963)	(963)	(7)	(970)
Acquisitions through business combinations									17	17
Acquisition of non-controlling interests							12	12	(788)	(776)
Disposal of subsidiaries									(9)	(9)
Other movements		2		1			4	7		7
Total other equity movements		8	(599)	1		(115)	(947)	(1,652)	(787)	(2,439)
Balance as of end of the year at Dec. 31, 2017	€ 246	447	(1,480)	(932)	1,094	15,616	1,147	16,138	80	16,218
Balance as of end of the year (in shares) at Dec. 31, 2017	5,579,517
Adoption of new accounting principle					(252)		198	(54)		(54)
Balance restated	€ 246	447	(1,480)	(932)	842	15,616	1,345	16,084	80	16,164
Remeasurements of defined benefit pension plans, net of tax					293			293		293
Translation differences				402				402		402
Net investment hedges, net of tax				(61)	3			(58)		(58)
Cash flow hedges, net of tax					(43)			(43)		(43)
Financial assets at fair value through other comprehensive income, net of tax					(38)			(38)		(38)
Other increase (decrease), net					6		(1)	5	1	6
Profit/(loss) for the year							(340)	(340)	5	(335)
Total comprehensive income/(loss) for the year				341	221		(341)	221	6	227
Share-based payments		68						68		68
Excess tax benefit on share-based payments		6						6		6
Settlement of performance and restricted shares		(85)	72			(11)		(24)		(24)
Settlement of performance and restricted shares (in shares)	13,221
Cancellation of treasury shares			1,000				(1,000)
Stock options exercised						1		1		1
Stock options exercised (in shares)	424
Dividends							(1,063)	(1,063)	(5)	(1,068)
Acquisition of non-controlling interests							(1)	(1)	1
Other movements				(1)			(2)	(3)		(3)
Total other equity movements		(11)	1,072	(1)		(10)	(2,066)	(1,016)	(4)	(1,020)
Balance as of end of the year at Dec. 31, 2018	€ 246	436	(408)	(592)	1,063	15,606	(1,062)	15,289	82	15,371
Balance as of end of the year (in shares) at Dec. 31, 2018	5,593,162
Adoption of new accounting principle							4	4		4
Balance restated	€ 246	436	(408)	(592)	1,063	15,606	(1,058)	15,293	82	15,375
Remeasurements of defined benefit pension plans, net of tax					319			319		319
Translation differences				260				260		260
Net investment hedges, net of tax				(40)	(6)			(46)		(46)
Cash flow hedges, net of tax					(1)			(1)		(1)
Financial assets at fair value through other comprehensive income, net of tax					6			6		6
Other increase (decrease), net					1		(1)
Profit/(loss) for the year							7	7	4	11
Total comprehensive income/(loss) for the year				220	319		6	545	4	549
Share-based payments		81						81		81
Excess tax benefit on share-based payments		(7)						(7)		(7)
Settlement of performance and restricted shares		(83)	56			1		(26)		(26)
Settlement of performance and restricted shares (in shares)	12,396
Stock options exercised (in shares)	23
Dividends							(560)	(560)	(10)	(570)
Other movements							(1)	(1)		(1)
Total other equity movements		(9)	56			1	(561)	(513)	(10)	(523)
Balance as of end of the year at Dec. 31, 2019	€ 246	€ 427	€ (352)	€ (372)	€ 1,382	€ 15,607	€ (1,613)	€ 15,325	€ 76	€ 15,401
Balance as of end of the year (in shares) at Dec. 31, 2019	5,605,581